Significant Basis Of Preparation And Accounting Policies_Estimated useful life for intangible assets (Details)	12 Months Ended
Dec. 31, 2017
Patents
Disclosure of intangible assets with indefinite useful life [Line Items]
Description and carrying amount of intangible assets with indefinite useful life	10 years
Development costs
Disclosure of intangible assets with indefinite useful life [Line Items]
Description and carrying amount of intangible assets with indefinite useful life	5 years
Software and others
Disclosure of intangible assets with indefinite useful life [Line Items]
Description and carrying amount of intangible assets with indefinite useful life	4 to 5 years